Quarterly Report
March 31, 2025
MFS®  Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
VCA-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 60.0%
MFS Global Governments Portfolio - Initial Class (a)	2,254,272	$19,521,989
MFS Government Securities Portfolio - Initial Class	2,129,837	23,193,927
MFS High Yield Portfolio - Initial Class	2,380,874	12,047,224
MFS Inflation-Adjusted Bond Portfolio - Initial Class	3,061,866	24,464,309
MFS Limited Maturity Portfolio - Initial Class	2,604,530	26,748,519
MFS Total Return Bond Series - Initial Class	3,200,844	37,801,971
		$143,777,939
International Stock Funds – 8.9%
MFS International Growth Portfolio - Initial Class	287,084	$4,728,282
MFS International Intrinsic Value Portfolio - Initial Class	147,511	4,766,075
MFS Research International Portfolio - Initial Class	662,073	11,884,213
		$21,378,570
Non-Traditional Funds – 2.0%
MFS Global Real Estate Portfolio - Initial Class	388,917	$4,807,010
U.S. Stock Funds – 26.6%
MFS Growth Series - Initial Class	174,687	$11,660,377
MFS Mid Cap Growth Series - Initial Class	1,041,672	9,000,045
MFS Mid Cap Value Portfolio - Initial Class	919,802	9,483,156
MFS New Discovery Series - Initial Class (a)	174,362	2,235,316
MFS New Discovery Value Portfolio - Initial Class	300,385	2,324,983
MFS Research Series - Initial Class	425,478	14,372,638
MFS Value Series - Initial Class	647,505	14,549,435
		$63,625,950
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.35% (v)	6,060,300	$6,060,907
Total Mutual Funds		$239,650,376

Other Assets, Less Liabilities – (0.0)%		(41,512)
Net Assets – 100.0%		$239,608,864
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $239,650,376.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service.
The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Supplemental Information (unaudited) – continued
investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$239,650,376	$—	$—	$239,650,376
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$20,081,474	$47,514	$1,191,383	$(357,296)	$941,680	$19,521,989
MFS Global Real Estate Portfolio	4,815,089	142,012	114,545	5,457	(41,003)	4,807,010
MFS Government Securities Portfolio	23,959,569	—	1,469,998	(377,431)	1,081,787	23,193,927
MFS Growth Series	12,928,908	359,050	525,800	319,325	(1,421,106)	11,660,377
MFS High Yield Portfolio	12,629,713	—	684,992	(80,485)	182,988	12,047,224
MFS Inflation-Adjusted Bond Portfolio	25,081,066	93,357	1,599,783	(507,942)	1,397,611	24,464,309
MFS Institutional Money Market Portfolio	6,385,189	1,189,614	1,513,159	(108)	(629)	6,060,907
MFS International Growth Portfolio	4,990,958	8,327	493,089	142,225	79,861	4,728,282
MFS International Intrinsic Value Portfolio	4,995,033	338	643,980	253,700	160,984	4,766,075
MFS Limited Maturity Portfolio	27,829,775	—	1,536,576	(4,048)	459,368	26,748,519
MFS Mid Cap Growth Series	9,737,757	313,628	504,124	166,870	(714,086)	9,000,045
MFS Mid Cap Value Portfolio	9,626,644	240,748	134,775	5,707	(255,168)	9,483,156
MFS New Discovery Series	2,391,649	88,464	78,869	(2,854)	(163,074)	2,235,316
MFS New Discovery Value Portfolio	2,380,619	96,214	23,316	970	(129,504)	2,324,983
MFS Research International Portfolio	12,475,460	48,441	1,242,884	228,998	374,198	11,884,213
MFS Research Series	15,471,403	278,314	634,949	235,867	(977,997)	14,372,638
MFS Total Return Bond Series	39,066,304	—	2,289,618	(341,880)	1,367,165	37,801,971
MFS Value Series	14,616,685	184,715	830,037	237,796	340,276	14,549,435
	$249,463,295	$3,090,736	$15,511,877	$(75,129)	$2,683,351	$239,650,376
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	66,103	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Limited Maturity Portfolio	$—	$—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$66,103	$—
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